Organisation And Principal Activities (Tables)	6 Months Ended
Jun. 30, 2019
Organisation and Principal Activities [abstract]
Schedule of particulars of the principal subsidiaries at the end of the reporting period

Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid-up/ registered capital	Percentage of equity attributable to the Group	Principal activities

Directly held subsidiaries:

CNOOC China Limited	Tianjin, PRC	RMB20 billion	100%	Offshore petroleum and natural gas
				exploration, development, production
				and sales, and shale gas exploration
				in the PRC

China Offshore Oil (Singapore) International Pte Ltd	Singapore	SG$3 million	100%	Sales and marketing of petroleum and natural gas products outside the PRC

CNOOC International Limited	British Virgin Islands	US$20,000,000,002	100%	Investment holding

CNOOC Finance (2003) Limited	British Virgin Islands	US$1,000	100%	Bond issuance

CNOOC Finance (2011) Limited	British Virgin Islands	US$1,000	100%	Bond issuance

CNOOC Finance (2012) Limited	British Virgin Islands	US$1,000	100%	Bond issuance

CNOOC Finance (2013) Limited	British Virgin Islands	US$1,000	100%	Bond issuance

Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid-up/ registered capital	Percentage of equity attributable to the Group	Principal activities
Indirectly held subsidiaries(1) :
CNOOC Deepwater Development Limited	Zhuhai, PRC	RMB20.3 billion	100%	Deepwater and low-grade oil and gas fields exploitation in the PRC and exploration, development, production and sales of oil and gas in the oil and gas fields of South China Sea

CNOOC Southeast Asia Limited	Bermuda	US$12,000	100%	Investment holding

CNOOC SES Ltd.	Malaysia	US$1	100%	Petroleum and natural gas exploration, development and production in Indonesia

CNOOC Muturi Limited	Isle of Man	US$7,780,770	100%	Petroleum and natural gas exploration, development and production in Indonesia

CNOOC NWS Private Limited	Singapore	SG$2	100%	Offshore petroleum and natural gas exploration, development and production in Australia

CNOOC Exploration & Production Nigeria Limited	Nigeria	NGN10 million	100%	Petroleum and natural gas exploration, development and production in Africa

CNOOC Iraq Limited	British Virgin Islands	US$1	100%	Providing services of petroleum and natural gas exploration and development in the Republic of Iraq

CNOOC Canada Energy Ltd.	Canada	100 common shares without a par value 103,000 preferred shares without a par value	100%	Oil sands exploration, development and production in Canada

CNOOC Uganda Ltd	Uganda	1 million Uganda Shilling	100%	Petroleum and natural gas exploration, development and production in Africa

Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid-up/ registered capital	Percentage of equity attributable to the group	Principal activities

Indirectly held subsidiaries(1) (continued):

CNOOC Petroleum North America ULC	Canada	13,671,421,700 common shares without a par value	100%	Petroleum and natural gas exploration, development and production in Canada

CNOOC Petroleum Europe Limited(2)	England and Wales	GBP98,009,131	100%	Petroleum and natural gas exploration, development and production in the UK

Nexen Petroleum Nigeria Limited	Nigeria	NGN30 million	100%	Petroleum and natural gas exploration, development and production in Nigeria

CNOOC Energy U.S.A. LLC	USA	N/A	100%	Petroleum and natural gas exploration, development and production in the USA

CNOOC Petroleum Offshore U.S.A. Inc.(3)	USA	US$15,830	100%	Petroleum and natural gas exploration, development and production in the USA

CNOOC Oil Sands Canada	Canada	N/A	100%	Petroleum and natural gas exploration, development and production in Canada

CNOOC PETROLEUM BRASIL LTDA	Brazil	R$3,565,600,000	100%	Petroleum and natural gas exploration, development and production in Brazil

CNOOC Finance (2014) ULC (4)	Canada	100 common shares without a par value	100%	Bond issuance

CNOOC Finance (2015) U.S.A. LLC	USA	N/A	100%	Bond issuance

CNOOC Finance (2015) Australia Pty Ltd	Australia	US$1	100%	Bond issuance

Schedule of joint ventures at the end of the reporting period
Joint venture:

BC ENERGY INVESTMENTS CORP.	British Virgin Islands	US$102,325,582	50%	Investment holding

Schedule of associates at the end of the reporting period

Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid-up/ registered capital	Percentage of equity attributable to the group	Principal activities
Associates:
Shanghai Petroleum Corporation Limited	Shanghai, PRC	RMB900 million	30%	Production, processing and technology consultation of oil, gas and relevant products in the PRC

CNOOC Finance Corporation Limited	Beijing, PRC	RMB4 billion	31.8%	Provision of deposit, transfer, settlement, loan, discounting and other financing services to CNOOC and its member entities

Jiangsu Shuangchuang Renewable Energy Development Corporation Limited(5)	Jiangsu, PRC	RMB100 million	38%	New energy technology research and development, technical consulting, technical services; wind power; technical services for power system and facilities; power engineering and construction (operated with qualification certificates); generator set installation, commissioning and maintenance